Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Receivables And Prepaid Expenses [Abstract]
Government authorities	$ 17,495	$ 9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402
Other receivables and prepaid expenses	$ 43,941	$ 31,924